Bank and Other Debt, Current, textuals 1 (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line Of Credit Facility [Line Items]
Repayment of loan	$ 34,763		$ 127,129
Gain from bank debt write off	42,185	$ 0
Proceeds from an unrelated party loan	35,000	$ 0
Accrued liabilities	$ 1,145		1,050
Addiewell LTD [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt	11
Amendment fee payable	$ 20
Repayment of loan	34,763
Outstanding principal balance	35,000		0
Interest bearing "discount premium"	$ 10,000
Addiewell LTD [Member] | First Twelve Months [Member]
Line Of Credit Facility [Line Items]
Interest rate	6.00%
Addiewell LTD [Member] | Thirteenth To Fifteenth Month [Member]
Line Of Credit Facility [Line Items]
Interest rate	9.00%
Addiewell LTD [Member] | Last Three Months [Member]
Line Of Credit Facility [Line Items]
Interest rate	12.00%
Amendment of RBS Loan Agreement [Member]
Line Of Credit Facility [Line Items]
Debt instrument issuance date	Sep. 12, 2016
Amount prepaid	$ 7,607
Repayment of deferred tranche	8,851
Amendment fee paid	150
Rbs Credit Facility [Member] | Addiewell LTD [Member]
Line Of Credit Facility [Line Items]
Interest costs incurred	$ 2,716		2,388
Rbs Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt instrument issuance date	Sep. 10, 2015
Debt instrument face amount	$ 148,000
Debt instrument maturity date	Sep. 15, 2021
Debt Instrument Frequency Of Periodic Payment	quarterly
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	2.75%
Debt issuance costs				$ 1,875
Debt Instrument Priority	first preferred mortgages on nine vessels of the Company's fleet, first priority deeds of assignments of insurances, earnings, charter rights and requisition compensation and a corporate guarantee.
Debt Instrument Covenant Description	There were also restrictions as to changes in the loan agreement with DSI and in certain shareholdings and management of the vessels.
Debt Instrument Dividend Restrictions	Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.
Commitment fee percentage	1.375%
Restricted cash description	The loan agreement also contained customary financial covenants, minimum security value of the mortgaged vessels, required minimum liquidity of $500 per vessel in the fleet and restricted cash of $9,000 to be deposited by the borrowers with the lenders for the duration of the loan.
Restrcited cash to be deposited	$ 9,000
Number Of Vessels Collateral For Debt	9
Borrower Minimum Liquidity Per Vessel	$ 500
Amendment fee payable			200
Repayment of loan			127,129
Repayment amount	85,000
Outstanding principal balance	0		128,861
Gain from bank debt write off	$ 42,185
Rbs Term Loan [Member] | Prior To Amendment [Member]
Line Of Credit Facility [Line Items]
Loan margin percentage	2.75%
Rbs Term Loan [Member] | After Amendment [Member]
Line Of Credit Facility [Line Items]
Loan margin percentage	3.10%
Rbs Term Loan [Member] | Own Cash [Member]
Line Of Credit Facility [Line Items]
Repayment of the loan	$ 10,000
Rbs Term Loan [Member] | Addiewell LTD [Member]
Line Of Credit Facility [Line Items]
Accrued liabilities	$ 8		$ 0
Rbs Term Loan [Member] | Diana Shipping $40,000 [Member]
Line Of Credit Facility [Line Items]
Debt instrument maturity date	Dec. 31, 2018
Repayment of the loan	$ 40,000
Rbs Term Loan [Member] | Addiewell $35,000 [Member]
Line Of Credit Facility [Line Items]
Debt instrument maturity date	Dec. 31, 2018
Repayment of the loan	$ 35,000
Rbs Term Loan [Member] | Comnpany's Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt	7
Rbs Term Loan [Member] | Newly Acquired Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt	2
Rbs Term Loan [Member] | Minimum [Member] | Prior To Amendment [Member]
Line Of Credit Facility [Line Items]
Minimum Security Covenant	140.00%
Rbs Term Loan [Member] | Minimum [Member] | After Amendment [Member]
Line Of Credit Facility [Line Items]
Minimum Security Covenant	125.00%